Rights of Use	12 Months Ended
Dec. 31, 2021
Rights of Use [Abstract]
Rights of Use	Rights of use
The movement of rights of use in 2021 and 2020 is as follows:

2021
Millions of euros	Balance at 12/31/2020	Additions (1)	Sale of the towers division of Telxius	Amorti-zation	Disposals	Inclusion of companies	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2021
Rights of use on land and natural properties	762	316	(85)	(191)	(15)	—	(11)	17	793
Rights of use on buildings	2,819	776	1,096	(1,012)	(94)	4	(40)	12	3,561
Rights of use on plant and machinery	1,238	796	1,478	(382)	(109)	—	1	2	3,024
Other rights of use	163	91	11	(64)	(3)	4	2	(3)	201
Total of rights of use	4,982	1,979	2,500	(1,649)	(221)	8	(48)	28	7,579
(1) Total additions of rights of use in 2021 amounted to 2,439 million euros, including the additions corresponding to companies held for sale and sold companies during the annual reporting period. Additions of rights of use are detailed in Note 4.

2020
Millions of euros	Balance at 12/31/2019	Additions (1)	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation	Balance at 12/31/2020
Rights of use on land and natural properties	1,514	580	(481)	(197)	(581)	(73)	762
Rights of use on buildings	3,793	957	(760)	(121)	(435)	(615)	2,819
Rights of use on plant and machinery	1,434	342	(299)	(51)	(153)	(35)	1,238
Other rights of use	198	37	(62)	(5)	—	(5)	163
Total of rights of use	6,939	1,916	(1,602)	(374)	(1,169)	(728)	4,982
(1) Total additions of rights of use in 2020 amounted to 2,014 million euros, including the additions corresponding to companies held for sale during the annual reporting period. Additions of rights of use are detailed in Note 4.

In 2021 Telxius sold its telecommunications towers division to American Tower Corporation (see Note 2). The Telefónica Group operators maintained the leases agreements of the towers signed with the companies sold, subsidiaries of Telxius. Consequently, as of the closing date of the transactions, rights of use were recorded in the consolidated statement of financial position in the amount of 2,633 million euros. “Sale of the towers division of Telxius” column also includes the derecognition of rights of use with third parties corresponding to the second phase of the sale agreement between Telefonica Germany and Telxius in the amount of 133 million euros. Additionally, at December 31, 2020, there were rights of use of Telxius subsidiaries with third parties recorded as non-current assets held for sale amounting to 555 million euros (see Note 30).
"Transfers and others" in 2021 includes the transfer to "Non-current assets and disposal groups held for sale" of the rights of use of Telefónica El Salvador amounting to 36 million euros (see Note 30).
"Transfers and others" in 2020 includes the reclassification of rights of use of Telefónica United Kingdom and the division of telecommunications towers of Telxius amounting to 645 million euros and 555 million euros, respectively, to "Non-current assets and disposal groups held for sale" of the statement of financial position (see Note 30).
"Inclusion of companies" in 2021 corresponds to the inclusion of Cancom Ltd in the consolidation perimeter (see Note 5) amounting to 8 million euros.
The result of the translation to euros of rights of use by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 3.a) are shown in the column "Translation differences and hyperinflation adjustments".
In 2021, there was an increase in amortization of rights of use amounting to 40 million euros (110 million euros in 2020) due to the reduction in the useful lives of certain rights of use of Telefónica México as a result of the transformation of the operating model announced in November 2019.

The gross cost and accumulated depreciation of the rights of use at December 31, 2021 and 2020 are as follows:

Balance at December 31, 2021
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,491	(698)	793
Rights of use on buildings	6,214	(2,653)	3,561
Rights of use on plant and machinery	4,003	(979)	3,024
Other rights of use	404	(203)	201
Total of rights of use	12,112	(4,533)	7,579

Balance at December 31, 2020
Millions of euros	Gross cost	Accumulated depreciation	Rights of use
Rights of use on land and natural properties	1,326	(564)	762
Rights of use on buildings	4,107	(1,288)	2,819
Rights of use on plant and machinery	1,740	(502)	1,238
Other rights of use	309	(146)	163
Total of rights of use	7,482	(2,500)	4,982
The detail of expenses related to leases included in Supplies and Other expenses (see Note 3.g) of the consolidated income statement for 2021 and 2020 are as follows:

Millions of euros	2021	2020
Short-term leases included in operating results as supplies	23	47
Variable lease payments not included in the measurement of lease liabilities	18	15
Total expenses as supplies	41	62
Short-term leases included in external services	39	60
Leases of low-value assets included in external services	9	7
Variable lease payments not included in the measurement of lease liabilities	32	22
Total expenses as external services (Note 26)	80	89
Total lease expenses	121	151